Other Long-Term Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Other Liabilities [Line Items]
Deferred tax liabilities	¥ 17,138		¥ 14,715
Unrecognized tax benefits, accrued interest and penalty	2,321	[1]	2,173	[1]
Other	5,785		4,329
Other long-term liabilities	¥ 25,244		¥ 21,217

[1]	"Unrecognized tax benefits, accrued interest and penalty" information is described in Note 16 "Income taxes"